EQUITY, Classes of Shares (Details) - USD ($) $ in Thousands			12 Months Ended
		Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2021
Share Capital [Abstract]
Shares issued and outstanding at beginning of period			$ 332,566
Issuance of shares for exercise of share awards			5,170	$ 412
Issuance of shares for cash			473,843	9,517
Issuance of shares as consideration for business combinations			77,251	18,096
Acquisition of treasury shares			(926)	(2,604)
Shares issued and outstanding at ending of period			276,598	332,566
Equity			$ 276,598	$ 332,566
Class A Ordinary Shares [Member]
Share Capital [Abstract]
Shares issued and outstanding at beginning of period (in shares)			63,566,376	60,281,184
Shares issued and outstanding at beginning of period			$ 6	$ 6
Issuance of shares for exercise of share awards (in shares)			1,840,345	117,917
Issuance of shares for exercise of share awards	[1]
Issuance of shares for cash (in shares)			48,823,355	1,166,533
Issuance of shares for cash			$ 5		[1]
Issuance of shares as consideration for business combinations (in shares)			19,587,130	2,607,498
Issuance of shares as consideration for business combinations			$ 2		[1]
Acquisition of treasury shares (in shares)			(145,762)	(606,756)
Acquisition of treasury shares	[1]
Issuance of shares in connection with conversion of convertible notes (in shares)		9,160,220	10,246,290
Issuance of shares in connection with conversion of convertible notes			$ 1
Shares issued and outstanding at end of period (in shares)			143,917,734	63,566,376
Shares issued and outstanding at ending of period			$ 14	$ 6
Equity			$ 14	$ 6		$ 6
Class V Ordinary Shares [Member]
Share Capital [Abstract]
Shares issued and outstanding at beginning of period (in shares)			48,399,922	48,399,922
Shares issued and outstanding at beginning of period			$ 5	$ 5
Issuance of shares for exercise of share awards (in shares)			0	0
Issuance of shares for exercise of share awards			$ 0	$ 0
Issuance of shares for cash (in shares)			0	0
Issuance of shares for cash			$ 0	$ 0
Issuance of shares as consideration for business combinations (in shares)			0	0
Issuance of shares as consideration for business combinations			$ 0	$ 0
Acquisition of treasury shares (in shares)			0	0
Acquisition of treasury shares			$ 0	$ 0
Issuance of shares in connection with conversion of convertible notes (in shares)			0
Issuance of shares in connection with conversion of convertible notes			$ 0
Shares issued and outstanding at end of period (in shares)			48,399,922	48,399,922
Shares issued and outstanding at ending of period			$ 5	$ 5
Equity			$ 5	$ 5		$ 5

[1]	Amount below US$1